Warrants Presented At Fair Value (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding	2,176,853
Fair value	961,922
Refer to Note 9a [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,016,668
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2019
Fair value	439,607
Refer to Note 6c [Member]
Class of Warrant or Right [Line Items]
Outstanding	743,372
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2019
Fair value	321,434
Refer to Note 9h [Member]
Class of Warrant or Right [Line Items]
Outstanding	120,000
Exercise price | $ / shares	$ 0.92 [1]
Fair value	61,200
Refer to Note 9a [Member]
Class of Warrant or Right [Line Items]
Outstanding	296,813
Exercise price | $ / shares	$ 1.5
Exercisable through	Dec. 31, 2020
Fair value	139,681

[1]	Subject to changes as describe in the agreement.